Risks and Financial Instruments - Allowance for doubtful accounts on trade receivables (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Summary of risks and financial instruments [line items]
Allowances for doubful accounts on trade receivable	R$ 579,107	R$ 560,892
Ipiranga [member]
Summary of risks and financial instruments [line items]
Allowances for doubful accounts on trade receivable	447,389	447,235
Ultragaz [member]
Summary of risks and financial instruments [line items]
Allowances for doubful accounts on trade receivable	113,621	94,985
Oxiteno [member]
Summary of risks and financial instruments [line items]
Allowances for doubful accounts on trade receivable	16,430	13,252
Extrafarma [member]
Summary of risks and financial instruments [line items]
Allowances for doubful accounts on trade receivable	73	3,419
Ultracargo [member]
Summary of risks and financial instruments [line items]
Allowances for doubful accounts on trade receivable	R$ 1,594	R$ 2,001